MEMBERS Life Insurance Company

Ross D. Hansen
Associate General Counsel
Office of General Counsel
Phone:	608.665.7416
Fax:	608.236.7548
E-mail:	ross.hansen@cunamutual.com

December 4, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MEMBERS Horizon Variable Separate Account
(the “Registrant”)
Registration Statement on Form N-4
File Nos. 333-226804; 811-23092

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the form of statement of additional information for the MEMBERS Horizon II Flexible Premium Deferred Variable and Index Linked Annuity dated December 4, 2018 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant’s most recent pre-effective amendment was filed electronically via EDGAR on November 20, 2018.

If you have any questions regarding this certification, please call the undersigned at 608.665.7416.

Sincerely,

/s/Ross D. Hansen
Ross D. Hansen

Enclosures

cc:	Ms. Elisabeth Bentzinger
Mr. Thomas Bisset